INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Inventory capitalization	$ 8,000	$ 9,000
Inventory allowance	76,000	70,000
Allowance for doubtful accounts	9,000	9,000
Accrued compensation	18,000	22,000
Stock based compensation	168,000	168,000
Deferred wages payable	50,000	43,000
Depreciation - Property, Plant & Equipment	(1,000)	(6,000)
Net operating loss carry-forward	3,339,000	3,569,000
Total gross deferred income tax assets	3,667,000	3,884,000
Less deferred income tax assets valuation allowance	(3,667,000)	(3,884,000)
Net deferred income tax assets	$ 0	$ 0